Average Annual Total Returns - FidelityNewMarketsIncomeFund-AMCIZPRO - FidelityNewMarketsIncomeFund-AMCIZPRO - Fidelity New Markets Income Fund	Mar. 01, 2025
Fidelity Advisor New Markets Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	2.29%
Past 5 years	0.07%
Since Inception	1.75%	[1]
Fidelity Advisor New Markets Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	4.69%
Past 5 years	0.16%
Since Inception	1.68%	[2]
Fidelity Advisor New Markets Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	6.83%
Past 5 years	1.18%
Since Inception	2.73%	[3]
Fidelity Advisor New Markets Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	6.85%
Past 5 years	1.27%
Since Inception	2.82%	[4]
Fidelity Advisor New Markets Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	2.21%
Past 5 years	0.07%
Since Inception	1.73%	[5]
Fidelity Advisor New Markets Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	0.44%
Past 5 years	(1.68%)
Since Inception	(0.06%)	[5]
Fidelity Advisor New Markets Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.34%
Past 5 years	(0.71%)
Since Inception	0.55%	[5]
IXVZ0
Average Annual Return:
Past 1 year	6.54%
Past 5 years	0.68%
Since Inception	2.97%
JP075
Average Annual Return:
Past 1 year	6.54%
Past 5 years	0.12%
Since Inception	2.56%

[1]	B From December 4, 2018 .
[2]	C From December 4, 2018 .
[3]	D From December 4, 2018 .
[4]	E From December 4, 2018 .
[5]	A From December 4, 2018 .